Document and Entity Information	12 Months Ended
Jan. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2012
Registrant Name	FIDELITY COMMONWEALTH TRUST
Central Index Key	0000205323
Amendment Flag	false
Document Creation Date	Aug 28, 2013
Document Effective Date	Aug 28, 2013
Prospectus Date	Jan 29, 2013

Fidelity Nasdaq Composite Index Tracking Stock
Supplement to the
Fidelity® Nasdaq Composite Index® Tracking Stock
January 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee		0.24%
Distribution and/or Service (12b-1) fees		0.09%
Other expenses		0.20%
License Fee	0.06%
Other	0.14%
Total annual fund operating expensesA		0.53%
Fee Waiver and/or expense reimbursementB		0.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursementA		0.22%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or reimbursement in the fee table exceed the contractual expense limitation of the fund.

B Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.21%. This arrangement will remain in effect through January 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.
1 year	$ 23
3 years	$ 133
5 years	$ 260
10 years	$ 630

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Fidelity Nasdaq Composite Index Tracking Stock
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst_SupplementTextBlock	Supplement to the
Fidelity® Nasdaq Composite Index® Tracking Stock
January 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee		0.24%
Distribution and/or Service (12b-1) fees		0.09%
Other expenses		0.20%
License Fee	0.06%
Other	0.14%
Total annual fund operating expensesA		0.53%
Fee Waiver and/or expense reimbursementB		0.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursementA		0.22%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or reimbursement in the fee table exceed the contractual expense limitation of the fund.

B Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.21%. This arrangement will remain in effect through January 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.
1 year	$ 23
3 years	$ 133
5 years	$ 260
10 years	$ 630

Fidelity Nasdaq Composite Index Fund
Supplement to the
Fidelity® Nasdaq Composite Index® Fund
January 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee		0.24%
Distribution and/or Service (12b-1) fees		0.06%
Other expenses		0.28%
License Fee	0.06%
Other	0.22%
Total annual fund operating expenses		0.58%
Fee Waiver and/or expense reimbursementA		0.29%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.29%

A Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.29%. This arrangement will remain in effect through January 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 30
3 years	$ 151
5 years	$ 290
10 years	$ 693

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Fidelity Nasdaq Composite Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst_SupplementTextBlock	Supplement to the
Fidelity® Nasdaq Composite Index® Fund
January 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee		0.24%
Distribution and/or Service (12b-1) fees		0.06%
Other expenses		0.28%
License Fee	0.06%
Other	0.22%
Total annual fund operating expenses		0.58%
Fee Waiver and/or expense reimbursementA		0.29%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.29%

A Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.29%. This arrangement will remain in effect through January 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 30
3 years	$ 151
5 years	$ 290
10 years	$ 693

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2013